INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
INCOME TAXES [Abstract]
Current expense		$ 44		$ 98			$ 583	$ 448
Deferred expense (benefit)		(28)		63	16	237	300	(41)
Federal income tax expense	$ 289	$ 16	$ 144	$ 161	$ 347	$ 722	$ 883	$ 407